13F-HR

08/15/05

0001103804
@ddddd8d

NONE
1

Carl Casler
203-863-5039

ccasler@vikingglobal.com

13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Viking Global Investors, L.P.
Address:  55 Railroad Avenue, Greenwich, CT 06830

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name: Brian Smith
Title: Chief Financial Officer
Phone: 203-863-5030
Signature, Place and Date of Signing: Greenwich, CT

Brian Smith  August 15, 2005

Report Type (Check only one.):
[ X]      13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    96

Form 13F Information Table Value Total: 2,738,760

FORM 13F INFORMATION TABLE
                 TITLE OF             VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                         CLASS       Cusip   X($1000) PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE     SHARED   NONE
Advanced Medical Optics             COMMON STOCK 00763M108 39432    992000   SH       SOLE             992000
Affiliated Managers Group           COMMON STOCK 008252108 36549    534900   SH       SOLE             534900
Alliance Capital Management         COMMON STOCK 01855A101 24872    532152   SH       SOLE             532152
American Tower -CL A                COMMON STOCK 029912201 90455    4303300  SH       SOLE             4303300
Ameritrade Holding Corp - CL A      COMMON STOCK 03074K100 95927    5154600  SH       SOLE             5154600
Amylin Pharmaceuticals Inc          COMMON STOCK 032346108 9083     434000   SH       SOLE             434000
Andrx Corp                          COMMON STOCK 034553107 5341     263000   SH       SOLE             263000
Aon Corp                            COMMON STOCK 037389103 19906    795000   SH       SOLE             795000
Axis Capital Holdings LTD           COMMON STOCK G0692U109 30903    1092000  SH       SOLE             1092000
BankFinancial                       COMMON STOCK 06643P104 2346     176000   SH       SOLE             176000
Bed Bath & Beyond                   COMMON STOCK 075896100 42039    1006200  SH       SOLE             1006200
Best Buy                            COMMON STOCK 086516101 25267    368600   SH       SOLE             368600
Calpine Pref 5%                     COMMON STOCK 13134R300 3753     75000    SH       SOLE             75000
Carnival Corp.                      COMMON STOCK 143658300 189322   3470630  SH       SOLE             3470630
Celera Genomics Group               COMMON STOCK 038020202 6516     594000   SH       SOLE             594000
Celgene Corp                        COMMON STOCK 151020104 5291     130000   SH       SOLE             130000
Champion Enterprises Inc            COMMON STOCK 158496109 12375    1245000  SH       SOLE             1245000
Charter Communications              COMMON STOCK 16117M107 532      451000   SH       SOLE             451000
CMGI Inc.                           COMMON STOCK 125750109 2        1463     SH       SOLE             1463
Coach Inc.                          COMMON STOCK 189754104 33100    986000   SH       SOLE             986000
Computer Associates Intl Inc        COMMON STOCK 204912109 5932     215900   SH       SOLE             215900
Countrywide Financial Corp.         COMMON STOCK 222372104 104119   2696698  SH       SOLE             2696698
CV Therapeutics  Inc.               COMMON STOCK 126667104 6524     291000   SH       SOLE             291000
Cyberonics                          COMMON STOCK 23251P102 1475     34000    SH       SOLE             34000
Cypress Bioscience Inc.             COMMON STOCK 232674507 4461     338000   SH       SOLE             338000
Cytec Industries Inc                COMMON STOCK 232820100 15525    390100   SH       SOLE             390100
Cytokinetics                        COMMON STOCK 23282W100 297      42900    SH       SOLE             42900
Cytyc Corporation                   COMMON STOCK 232946103 4500     204000   SH       SOLE             204000
Dell Computer Corp.                 COMMON STOCK 24702R101 145244   3680800  SH       SOLE             3680800
Dollar General                      COMMON STOCK 256669102 24841    1220100  SH       SOLE             1220100
Doral Financial Corp.               COMMON STOCK 25811P100 13122    793400   SH       SOLE             793400
DOV Pharmaceuticals Inc             COMMON STOCK 259858108 2015     108000   SH       SOLE             108000
DST Systems                         COMMON STOCK 233326107 9097     194400   SH       SOLE             194400
Dynegy Inc.-Cl A                    COMMON STOCK 26816Q101 11016    2266700  SH       SOLE             2266700
E Trade Financial Corp              COMMON STOCK 269246104 86174    6159700  SH       SOLE             6159700
Esco Technologies Inc               COMMON STOCK 296315104 8537     84700    SH       SOLE             84700
Fidelity National Finl Inc          COMMON STOCK 316326107 78728    2205900  SH       SOLE             2205900
First American Corporation          COMMON STOCK 318522307 27837    693500   SH       SOLE             693500
First Data Corporation              COMMON STOCK 319963104 87284    2174500  SH       SOLE             2174500
Fleetwood Enterprises               COMMON STOCK 339099103 7582     747000   SH       SOLE             747000
Fremont General Corp.               COMMON STOCK 357288109 22181    911700   SH       SOLE             911700
FTD Group Inc                       COMMON STOCK 30267U108 31113    2741300  SH       SOLE             2741300
Georgia Gulf Corporation            COMMON STOCK 373200203 11081    356900   SH       SOLE             356900
Gilead Sciences Inc.                COMMON STOCK 375558103 4574     104000   SH       SOLE             104000
Globalsantafe Corp                  COMMON STOCK G3930E101 15238    373500   SH       SOLE             373500
Google Inc.                         COMMON STOCK 38259P508 36327    123500   SH       SOLE             123500
GTX Inc.                            COMMON STOCK 40052B108 3750     377300   SH       SOLE             377300
Guidant Corp                        COMMON STOCK 401698105 4105     61000    SH       SOLE             61000
Hanover Compressor Co               COMMON STOCK 410768105 25468    2212700  SH       SOLE             2212700
Home Depot Inc.                     COMMON STOCK 437076102 61928    1592000  SH       SOLE             1592000
Homebanc Corp                       COMMON STOCK 43738R109 1560     171700   SH       SOLE             171700
Huntsman Corporation                COMMON STOCK 447011107 11320    558500   SH       SOLE             558500
Imclone Systems                     COMMON STOCK 45245W109 35398    1143000  SH       SOLE             1143000
Interoil Corporation                ADRS STOCKS  460951106 9474     348600   SH       SOLE             348600
Interstate Bakeries                 COMMON STOCK 46072H108 4262     608000   SH       SOLE             608000
IPC Holdings Ltd.                   COMMON STOCK G4933P101 1089     27500    SH       SOLE             27500
Kohls Corp                          COMMON STOCK 500255104 60595    1083800  SH       SOLE             1083800
Lennar Corp-CL A                    COMMON STOCK 526057104 67656    1066300  SH       SOLE             1066300
Marriott International Cl A         COMMON STOCK 571903202 14380    210800   SH       SOLE             210800
MI Developments Inc - Cl A          COMMON STOCK 55304X104 21431    679300   SH       SOLE             679300
Mohawk Industries Inc               COMMON STOCK 608190104 76246    924200   SH       SOLE             924200
NASDAQ Stock Market                 COMMON STOCK 631103108 33721    1788000  SH       SOLE             1788000
News Corp Inc - Class A             COMMON STOCK 65248E104 83752    5176316  SH       SOLE             5176316
Nike Inc. CL B                      COMMON STOCK 654106103 34232    395300   SH       SOLE             395300
Nuveen Investments Cl. A            COMMON STOCK 67090F106 79837    2122200  SH       SOLE             2122200
OCA INC                             COMMON STOCK 67083Q101 844      449200   SH       SOLE             449200
Olin Corp                           COMMON STOCK 680665205 7569     415000   SH       SOLE             415000
OMI Corp.                           COMMON STOCK Y6476W104 2376     125000   SH       SOLE             125000
Omnicare Inc                        COMMON STOCK 681904108 4879     115000   SH       SOLE             115000
Oracle Corporation                  COMMON STOCK 68389X105 134666   10202000 SH       SOLE             10202000
PalmOne Inc.                        COMMON STOCK 69713P107 1515     50899    SH       SOLE             50899
PalmSource Inc.                     COMMON STOCK 697154102 134      15768    SH       SOLE             15768
Parexel International Corp          COMMON STOCK 699462107 3726     188000   SH       SOLE             188000
PetroKazakhstan Inc.                ADRS STOCKS  71649P102 10930    298800   SH       SOLE             298800
Plains Exploration & Production     COMMON STOCK 726505100 79871    2248000  SH       SOLE             2248000
PPL Corporation                     COMMON STOCK 69351T106 2078     35000    SH       SOLE             35000
PranaWTS8.004/09                    ADRS STOCKS  739990968 0        150000   SH       SOLE             150000
Pulte Homes Inc                     COMMON STOCK 745867101 27431    325600   SH       SOLE             325600
R & G Financial Corp. Cl. B         COMMON STOCK 749136107 12607    712700   SH       SOLE             712700
Smurtfit-Stone Container Corp       COMMON STOCK 832727101 10973    1079000  SH       SOLE             1079000
Sovereign Bancorp                   COMMON STOCK 845905108 7253     324700   SH       SOLE             324700
Spectrasite Inc.                    COMMON STOCK 84761M104 51728    695000   SH       SOLE             695000
Spinnaker Exploration Co            COMMON STOCK 84855W109 78063    2199600  SH       SOLE             2199600
Staples Inc.                        COMMON STOCK 855030102 24208    1137100  SH       SOLE             1137100
Stericycle                          COMMON STOCK 858912108 7472     148500   SH       SOLE             148500
Suntrust Banks Inc                  COMMON STOCK 867914103 26967    373300   SH       SOLE             373300
Telik Inc                           COMMON STOCK 87959M109 9392     578000   SH       SOLE             578000
Tetra Technologies Inc              COMMON STOCK 88162F105 9195     288700   SH       SOLE             288700
The Cooper Cos Inc                  COMMON STOCK 216648402 3682     60500    SH       SOLE             60500
Thermo electron Corp.               COMMON STOCK 883556102 10613    395000   SH       SOLE             395000
Transocean Inc                      COMMON STOCK G90078109 12094    224100   SH       SOLE             224100
TXU Corp                            COMMON STOCK 873168108 11034    132800   SH       SOLE             132800
Wal-Mart Stores Inc                 COMMON STOCK 931142103 14002    290500   SH       SOLE             290500
Weatherford Intl Ltd.               COMMON STOCK G95089101 80493    1388300  SH       SOLE             1388300
Williams-Sonoma Inc.                COMMON STOCK 969904101 17058    431100   SH       SOLE             431100
Xerium Technologies                 COMMON STOCK 98416J100 7868     664000   SH       SOLE             664000

S REPORT SUMMARY 96 DATA RECORDS 2,738,760
OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


13F: Report Creation

NOTE: The 13F-HR File ends on the line labeled All information following this line is informational and should not be included in the SEC Filing.